Quarterly Results Of Operations (Unaudited ) (Narrative) (Detail) (USD $)	3 Months Ended								12 Months Ended
	Jun. 27, 2012	Mar. 28, 2012	Dec. 28, 2011	Sep. 28, 2011	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Quarterly Financial Data [Line Items]
Lease termination charges		$ 800,000	$ 1,900,000	$ 500,000	$ 1,000,000		$ 800,000	$ 1,200,000			$ 4,000,000
Long-lived asset impairments	2,000,000		1,100,000		800,000		1,100,000		3,139,000	1,937,000	19,789,000
Impairment of liquor licenses									2,641,000	0	0
Severance charges						1,000,000	900,000	2,800,000	0	5,034,000	1,887,000
Liquor Licenses [Member]
Quarterly Financial Data [Line Items]
Impairment of liquor licenses	2,600,000
Charges offset by net gains on land sales	$ 2,000,000			$ 1,300,000